                                                          [Logo]

                                              AMERICAN GAS INDEX FUND

                         -------------------------------------------------------

                                                 Semi-Annual Report

                                                    September 30, 1996

[Logo]                                   SEMI-ANNUAL REPORT, SEPTEMBER 30, 1996
                                                  AMERICAN GAS INDEX FUND, INC.
                                 4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814
                                                  (800) 343-3355 (301) 657-1500

--------------------------------------------------------------------------------

Dear Shareholders:

During the six month period ended September 30, 1996, the total return of the American Gas Index Fund, Inc. was 8.56%. The net asset value increased by 6.72% and the income yield was 1.84%. The Fund's positive return surpassed the gains posted by the Dow Jones Industrial and Utilities Averages and S&P 500 Index for the six month period. Eighty percent of the Fund's fifteen largest holdings advanced during this period. Investments in these companies account for more than fifty percent of the Fund's assets. The Fund has experienced positive total returns for the past seven consecutive calendar quarters. In addition, during one week in August, the Fund was the highest performer of the thousands of equity mutual funds investing exclusively in U.S. stocks. During this six month period there were no significant changes in the Fund's portfolio.

Industry analysts attribute much of the increased market valuation of most of the Fund's holdings to merger and acquisition actions announced within the past several months. Several of the holdings, including some of the largest, have been part of the restructuring wave buffeting the gas and electric companies. These major corporate initiatives are motivated by management and investment community perceptions that the changing structure and regulatory climate that swept through the gas utilities and pipelines will now engulf the electric utilities. With this

                  TOP FIVE PERFORMERS
    (PRICE CHANGE: MARCH 31, 1996 - SEPT. 30, 1996)

NorAm Energy Corp.                                60.81%
ENSERCH Corp.                                     28.46%
United Cities Gas Co.                             26.41%
NICOR, Inc.                                       26.17%
Southwestern Energy Co.                           23.96%

                 BOTTOM FIVE PERFORMERS
    (PRICE CHANGE: MARCH 31, 1996 - SEPT. 30, 1996)

Rochester Gas and Electric Corp.                  -15.61%
Consolidated Edison Co. of New
  York, Inc.                                      -12.94%
Occidental Petroleum Corp.                        -12.62%
Fall River Gas Co.                                -11.76%
Mid-American Energy Co.                           -11.19%

                            TOTAL RETURN COMPARISON
                      (APRIL 1, 1996 - SEPTEMBER 30, 1996)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

American Gas Index Fund        8.56%
DJ Industrials                 6.35%
DJ Utilities                   4.78%
S&P 500                        7.72%

 The average annual total return was 20.63% for the one-year period, 11.31% for the five-year period, and 9.55% for the period 5/10/89 (inception) through September 30, 1996. Returns are historical and include changes in principal and reinvested dividends and capital gains. Your return and principal will vary and you may have a gain or loss when you sell shares.

successful experience now part of their culture, gas companies have become extremely attractive to electric utilities as a vehicle to broaden opportunities in a competitive and largely deregulated energy marketplace. This intensified interest in the companies included in the Fund, combined with strong supply and demand forecasts, provide a solid underpinning to the Fund's performance. For these and other reasons many analysts continue to recommend investment in the industry and a robust future for natural gas.

Sincerely,

                [SIG]

Richard J. Garvey
Chairman
American Gas Index Fund, Inc.

                         AMERICAN GAS INDEX FUND, INC.
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1996

                                                   MARKET VALUE  PERCENT OF
                                          SHARES     (NOTE 1)    NET ASSETS
                                          -------  ------------  -----------
COMMON STOCKS
PanEnergy Corp. ........................  300,000  $10,387,500        4.89%
Williams Companies, Inc. ...............  200,000   10,200,000        4.80%
Consolidated Natural Gas Co. ...........  190,000   10,188,750        4.80%
Enron Corp. ............................  240,000    9,780,000        4.61%
Occidental Petroleum Corp. .............  400,000    9,350,000        4.40%
Tenneco, Inc. ..........................  165,000    8,270,625        3.90%
Pacific Enterprises  ...................  270,000    8,167,500        3.85%
The Columbia Gas System, Inc.  .........  135,000    7,560,000        3.56%
The Coastal Corp.  .....................  180,000    7,425,000        3.50%
Pacific Gas and Electric Co.  ..........  325,000    7,068,750        3.33%
NorAm Energy Corp.  ....................  475,000    7,065,625        3.33%
Sonat, Inc.  ...........................  125,000    5,531,250        2.61%
NICOR, Inc.  ...........................  150,000    5,062,500        2.38%
MCN Corp.  .............................  170,000    4,568,750        2.15%
El Paso Energy Co.  ....................  100,000    4,400,000        2.07%
NGC Corp.  .............................  260,000    4,062,500        1.91%
Peoples Energy Corp.  ..................  110,000    3,740,000        1.76%
Brooklyn Union Gas Co.  ................  130,000    3,623,750        1.71%
National Fuel Gas Co.  .................   95,000    3,491,250        1.64%
AGL Resources, Inc.  ...................  180,000    3,442,500        1.62%
Washington Gas Co.  ....................  145,000    3,190,000        1.50%
K N Energy, Inc.  ......................   90,000    3,172,500        1.49%
Questar Corp.  .........................   82,500    2,918,437        1.37%
Public Service Enterprise Group, Inc.
   .....................................   95,000    2,541,250        1.20%
Consolidated Edison Co. of New York,
  Inc.  ................................   85,000    2,358,750        1.11%
CMS Energy Corp.  ......................   72,500    2,184,062        1.03%
Piedmont Natural Gas Co.  ..............   90,000    2,171,250        1.02%
ONEOK, Inc. ............................   77,500    2,131,250        1.00%
ENSERCH Corp. ..........................  100,000    2,087,500        0.98%
Equitable Resources, Inc. ..............   70,000    1,995,000        0.94%
NIPSCO Industries, Inc. ................   52,500    1,876,875        0.88%
WICOR, Inc. ............................   50,000    1,818,750        0.86%
Indiana Energy, Inc. ...................   72,500    1,767,188        0.83%
Public Service Co. of Colorado .........   45,000    1,597,500        0.75%
Northwest Natural Gas Co. ..............   67,500    1,552,500        0.73%
Eastern Enterprises ....................   40,000    1,510,000        0.71%
New Jersey Resources Corp. .............   47,500    1,330,000        0.63%
Cinergy Corp. ..........................   43,000    1,327,625        0.63%
Southern Union Co.* ....................   55,000    1,278,750        0.60%
Washington Energy Co. ..................   67,500    1,257,188        0.59%
UtiliCorp United, Inc. .................   45,000    1,243,125        0.59%

                         AMERICAN GAS INDEX FUND, INC.
                     STATEMENT OF NET ASSETS -- (CONTINUED)

                                                   MARKET VALUE  PERCENT OF
                                          SHARES     (NOTE 1)    NET ASSETS
                                          -------  ------------  -----------
COMMON STOCKS (CONTINUED)
Laclede Gas Co. ........................   50,000  $ 1,212,500        0.57%
PECO Energy Co. ........................   50,000    1,187,500        0.56%
Atmos Energy Corp. .....................   50,000    1,168,750        0.55%
Bay State Gas Co. ......................   42,500    1,136,875        0.54%
Baltimore Gas and Electric Co. .........   42,500    1,110,313        0.52%
Enova Corp. ............................   50,000    1,106,250        0.52%
Public Service Co. of North Carolina,
  Inc. .................................   60,000    1,102,500        0.52%
Southwest Gas Corp. ....................   55,000      962,500        0.45%
MDU Resources Group, Inc. ..............   40,000      860,000        0.41%
Northern States Power Co. ..............   17,500      815,937        0.38%
Wisconsin Energy Corp. .................   30,000      810,000        0.38%
Western Resources, Inc. ................   27,500      800,938        0.38%
SCANA Corp. ............................   30,000      787,500        0.37%
United Cities Gas Co. ..................   35,000      785,313        0.37%
South Jersey Industries, Inc. ..........   32,500      763,750        0.36%
MidAmerican Energy Co. .................   47,500      754,062        0.35%
Yankee Energy System, Inc. .............   31,800      727,425        0.34%
Connecticut Natural Gas Corp. ..........   27,500      666,875        0.31%
Energen Corp. ..........................   27,500      660,000        0.31%
Public Service Co. of New Mexico .......   32,500      633,750        0.30%
Colonial Gas Co. .......................   27,500      611,875        0.29%
Connecticut Energy Corp. ...............   30,000      600,000        0.28%
Long Island Lighting Co. ...............   35,000      599,375        0.28%
Illinova Corp. .........................   22,500      596,250        0.28%
North Carolina Natural Gas Corp. .......   20,000      595,000        0.28%
The Montana Power Co. ..................   27,500      587,813        0.28%
UGI Corp. ..............................   25,000      587,500        0.28%
NUI Corp. ..............................   30,000      570,000        0.27%
L G & E Energy Corp. ...................   25,000      556,250        0.26%
DPL, Inc. ..............................   23,000      537,625        0.25%
Commonwealth Energy System .............   20,000      465,000        0.22%
Rochester Gas and Electric Corp. .......   25,000      456,250        0.21%
TPC Corp.* .............................   52,100      449,362        0.21%
Southwestern Energy Co. ................   30,000      446,250        0.21%
New York State Electric and Gas
  Corp. ................................   20,000      440,000        0.21%
WPS Resources Corp. ....................   12,500      379,687        0.18%
WPL Holdings, Inc. .....................   12,500      364,063        0.17%
Citizens Utilities Co., Series B .......   30,000      363,750        0.17%
Providence Energy Corp. ................   20,000      350,000        0.16%
Pennsylvania Enterprises, Inc. .........    8,000      332,000        0.16%
Delmarva Power and Light Co. ...........   15,000      307,500        0.14%
Mobile Gas Service Corp. ...............   11,000      264,000        0.13%

                         AMERICAN GAS INDEX FUND, INC.
                     STATEMENT OF NET ASSETS -- (CONTINUED)

                                                   MARKET VALUE  PERCENT OF
                                          SHARES     (NOTE 1)    NET ASSETS
                                          -------  ------------  -----------
COMMON STOCKS (CONTINUED)
Orange and Rockland Utilities, Inc. ....    7,500  $   262,500        0.13%
Sigcorp, Inc. ..........................    7,500      255,937        0.13%
Fall River Gas Co. .....................   12,000      225,000        0.11%
Amoco Corp. ............................    3,000      211,500        0.10%
Central Hudson Gas and Electric
  Corp. ................................    7,000      208,250        0.10%
EnergyNorth, Inc. ......................   10,000      191,250        0.09%
Sierra Pacific Resources ...............    7,000      181,125        0.09%
Chesapeake Utilities Corp. .............   10,000      175,000        0.08%
Essex County Gas Co. ...................    6,000      162,000        0.08%
Valley Resources, Inc. .................   12,500      159,375        0.08%
Roanoke Gas Co. ........................    8,800      154,000        0.07%
Northwestern Public Service Co. ........    5,000      149,375        0.07%
National Gas and Oil Co. ...............   15,000      149,063        0.07%
Entergy Corp. ..........................    5,000      135,000        0.06%
Chevron Corp. ..........................    2,000      125,250        0.06%
Delta Natural Gas Co., Inc. ............    6,500      117,000        0.06%
Bershire Gas Co. .......................    7,500      114,375        0.05%
Corning Natural Gas Corp. ..............    5,000      110,000        0.05%
Energy West, Inc. ......................    7,500       65,625        0.03%
Wisconsin Fuel and Light Co. ...........    1,500       60,000        0.03%
Minnesota Power and Light Co. ..........    1,000       26,625        0.01%
Gulfside Industries* ...................   25,000        1,750        0.01%
                                                   ------------  -----------
Total Common Stocks (Cost
  $146,554,471) ........................           206,448,038       97.23%
                                                   ------------  -----------

REPURCHASE AGREEMENTS

With Paine Webber at 5.60%, dated
  9/30/96, due 10/1/96, collateralized
  by U.S. Treasury Notes, due 7/31/97
  (Cost $5,703,117) ....................             5,703,117        2.69%
                                                   ------------  -----------
TOTAL INVESTMENTS (COST
  $152,257,588) ........................           212,151,155       99.92%
OTHER ASSETS LESS LIABILITIES ..........               168,754        0.08%
                                                   ------------  -----------
NET ASSETS (NOTE 5) ....................           $212,319,909     100.00%
                                                   ------------  -----------
                                                   ------------  -----------
NET ASSET VALUE PER SHARE (BASED ON
  15,014,033 SHARES OUTSTANDING) .......                $14.14
                                                   ------------
                                                   ------------

                             *Non-income producing.
                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME (Note 1)
  Dividends......................................................  $ 4,159,770
  Interest.......................................................      133,478
                                                                   -----------
    Total Investment Income......................................    4,293,248
                                                                   -----------
EXPENSES
  Investment Advisory Fee (Note 2)...............................      411,935
  Accounting and Administrative Service Fee (Note 2).............      360,443
  Administrative Fee (Note 2)....................................      102,984
                                                                   -----------
    Total Expenses...............................................      875,362
                                                                   -----------
NET INVESTMENT INCOME............................................    3,417,886
                                                                   -----------
Net Realized Gain on Investments.................................    1,955,751
Net Change in Unrealized Appreciation of Investments.............   11,322,607
                                                                   -----------
NET GAIN ON INVESTMENTS..........................................   13,278,358
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $16,696,244
                                                                   -----------
                                                                   -----------

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED SEPTEMBER 30,

                                                        1996            1995
                                                    -------------   -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income...........................  $  3,417,886    $  3,746,075
  Net Realized Gain (Loss) on Investments.........     1,955,751      (3,023,029)
  Net Change in Unrealized Appreciation of
    Investments...................................    11,322,607      19,155,954
                                                    -------------   -------------
    Net Increase in Net Assets Resulting from
      Operations..................................    16,696,244      19,879,000
                                                    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1).............    (3,566,644)     (3,797,575)
  From Net Realized Gain on Investments...........            --              --
                                                    -------------   -------------
    Total Distributions to Shareholders...........    (3,566,644)     (3,797,575)
                                                    -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............    17,669,234       9,538,177
  Reinvestment of Distributions...................     3,192,110       3,224,128
  Cost of Shares Redeemed.........................   (25,670,693)    (29,635,479)
                                                    -------------   -------------
    Net Decrease in Net Assets Resulting from
      Share Transactions..........................    (4,809,349)    (16,873,174)
                                                    -------------   -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS........     8,320,251        (791,749)

NET ASSETS -- Beginning of Period.................   203,999,658     188,543,903
                                                    -------------   -------------
NET ASSETS -- End of Period.......................  $212,319,909    $187,752,154
                                                    -------------   -------------
                                                    -------------   -------------

SHARES
  Sold............................................     1,273,717         818,487
  Issued in Reinvestment of Distributions.........       228,155         271,409
  Redeemed........................................    (1,878,904)     (2,543,470)
                                                    -------------   -------------
    Net Decrease..................................      (377,032)     (1,453,574)
                                                    -------------   -------------
                                                    -------------   -------------

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                              FINANCIAL HIGHLIGHTS

                                        FOR THE SIX
                                       MONTHS ENDED                  FOR THE YEAR ENDED MARCH 31,
                                       SEPTEMBER 30,  ----------------------------------------------------------
                                           1996          1996        1995        1994        1993        1992
                                       -------------  ----------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period...........................      $ 13.25      $ 11.13     $ 11.08     $ 12.17      $ 9.45     $ 10.20
                                       -------------  ----------  ----------  ----------  ----------  ----------
  Income from Investment Operations:
    Net Investment Income............        0.230        0.454       0.440       0.410       0.407       0.472
    Net Realized and Unrealized Gains
      (Losses) on Securities.........        0.900        2.125       0.050      (1.031)      2.853      (0.758)
                                       -------------  ----------  ----------  ----------  ----------  ----------
      Total from Investment
        Operations...................        1.130        2.579       0.490      (0.621)      3.260      (0.286)
                                       -------------  ----------  ----------  ----------  ----------  ----------
  Distributions to Shareholders:
    From Net Investment Income.......       (0.240)      (0.455)     (0.440)     (0.406)     (0.410)     (0.464)
    From Net Realized Capital
      Gains..........................           --           --          --      (0.063)     (0.130)         --
                                       -------------  ----------  ----------  ----------  ----------  ----------
      Total Distributions to
        Shareholders.................       (0.240)      (0.455)     (0.440)     (0.469)     (0.540)     (0.464)
                                       -------------  ----------  ----------  ----------  ----------  ----------
  Net Increase (Decrease) in Net
    Asset Value......................         0.89         2.12        0.05       (1.09)       2.72       (0.75)
                                       -------------  ----------  ----------  ----------  ----------  ----------
  Net Asset Value -- End of Period...      $ 14.14      $ 13.25     $ 11.13     $ 11.08     $ 12.17     $  9.45
                                       -------------  ----------  ----------  ----------  ----------  ----------
                                       -------------  ----------  ----------  ----------  ----------  ----------

TOTAL INVESTMENT RETURN..............         8.56%A      23.46%       4.72%      (5.37)%     35.38%      (2.89)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses Less Reimbursement from
    Adviser..........................         0.85%B       0.85%       0.85%       0.84%       0.85%       0.85%
  Expenses Before Reimbursement from
    Adviser..........................         0.85%B       0.85%       0.85%       0.84%       0.85%       0.87%
  Net Investment Income..............         3.32%B       3.71%       4.04%       3.33%       3.82%       4.73%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............          1.7%        10.0%        8.5%       11.4%       21.5%       30.2%
  Net Assets at End of Period (000's
    omitted).........................     $212,320     $204,000    $188,544    $209,036    $215,557    $129,182
  Number of Shares Outstanding at End
    of Period (000's omitted)........       15,014       15,391      16,941      18,858      17,708      13,669
  Average Commission Rate Paid.......      $0.0451C

------------------------------

A Total returns for periods of less than one year are not annualized.

B Annualized.

C For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES

American Gas Index Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund is authorized to issue 1,000,000,000 shares of $0.001 par value capital stock. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows.

       (a) Securities listed on stock exchanges are valued at the last sales price of the applicable exchange. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

       (c) Net investment income is computed and dividends are declared quarterly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net realized capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates, ("the Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.40% of the average daily net assets of the Fund. Certain Officers and Directors of the Fund are affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and other shareholder services to the Fund. In addition, the Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services the Trust receives an annual fee of 0.35% of the average daily net assets of the Fund.

The American Gas Association, (A.G.A.), serves as administrator for the Fund. As administrator, A.G.A. calculates and maintains the Index and provides the Fund with information concerning the natural gas industry. For these services the Fund pays a fee at an annual rate of 0.10% of the average daily net assets of the Fund.

3.  SECURITIES TRANSACTIONS

For the six months ended September 30, 1996, purchases of securities were $3,450,293, and sales of securities were $11,401,919. These totals exclude short-term securities.

4.  NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

As of September 30, 1996, net unrealized appreciation of investments for Federal income tax purposes was $57,741,904 of which $60,383,695 related to appreciated investments and $2,641,791 related to depreciated investments. At September 30, 1996, the cost of the Fund's securities for Federal income tax purposes was $154,409,251.

5.  NET ASSETS

At September 30, 1996 net assets consisted of the following:

Paid-in-Capital..........................................................  $164,214,384
Undistributed Net Investment Income......................................        72,597
Accumulated Realized Loss on Investments.................................   (11,860,639)
Net Unrealized Appreciation of Investments...............................    59,893,567
                                                                           -------------
NET ASSETS...............................................................  $212,319,909
                                                                           -------------
                                                                           -------------

6.  CAPITAL LOSS CARRYOVERS

At March 31, 1996, for Federal income tax purposes, the Fund had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

Expires March 31,
-----------------------------------------------------------------
2003.............................................................  $ 9,143,031
2004.............................................................    2,420,302
                                                                   -----------
                                                                   $11,563,333
                                                                   -----------
                                                                   -----------